MANAGEMENT OF CAPITAL (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Share capital and equity settled employee benefits reserve	$ 369.5	$ 363.9